Assets and Liabilities in and Results of Discontinued Operations - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 facilities	Dec. 31, 2010	Dec. 31, 2009	Jul. 21, 2011	May 17, 2011
Assets Held for Sale and Results of Discontinued Operations (Textual) [Abstract]
Number of freestanding LTCHs, operated	6
LTCH Sale, Purchase Price				$ 117.5	$ 120.0
Reduction in Aggregate Purchase Price, LTCH Sale				2.5
Number of Long-Term Acute Care Hospitals Sold	5
Number of Long Term Acute Care Hospitals Reclassified	6
Impairments	6.8	0.6	4.0
Prior Period Overpayments Included in Refunds Due Patients and Other Third-Party Payors Liability		42.1
Current Balances Associated With Divested Divisions Included in Refunds Due Patients and Other Third-Party Payors		33.9
Surgery Centers Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestitures of LTCHs/divisions			13.4
Delaware Settlement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain Related to Settlement, Audits of Unclaimed Property, Included in Income from Discontinued Operations, Net of Tax	$ 24.8